SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year	$ 7,701		$ 0
Assuming the non controlling interest due to acquisition	0		7,269		$ 0
Net income attributable to non-controlling interest	(1,077)		404		0
Adjustment to Call option value	1,399	[1]	0	[1]	0
Foreign currency translation adjustments	(154)		28		0
Redeemable non-controlling interest-end of the year	$ 7,869		$ 7,701		$ 0

[1]	See also Note 1b.